Note 4 - Investment and Equity Securities - Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Less than Twelve Months, Fair Value	$ 33,423	$ 6,991
Less than Twelve Months, Gross Unrealized Losses	(441)	(12)
Twelve Months or Greater, Fair Value	2,711	0
Twelve Months or Greater, Gross Unrealized Losses	(99)	0
Total, Fair Value	36,134	6,991
Total, Gross Unrealized Losses	(540)	(12)
Subordinated Debt Securities [Member]
Less than Twelve Months, Fair Value	9,150	4,243
Less than Twelve Months, Gross Unrealized Losses	(100)	(7)
Twelve Months or Greater, Fair Value	731	0
Twelve Months or Greater, Gross Unrealized Losses	(19)	0
Total, Fair Value	9,881	4,243
Total, Gross Unrealized Losses	(119)	(7)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Less than Twelve Months, Fair Value	0	2,748
Less than Twelve Months, Gross Unrealized Losses	0	(5)
Twelve Months or Greater, Fair Value	1,980	0
Twelve Months or Greater, Gross Unrealized Losses	(80)	0
Total, Fair Value	1,980	2,748
Total, Gross Unrealized Losses	(80)	$ (5)
Nontaxable Municipal Bonds [Member]
Less than Twelve Months, Fair Value	24,273
Less than Twelve Months, Gross Unrealized Losses	(341)
Twelve Months or Greater, Fair Value	0
Twelve Months or Greater, Gross Unrealized Losses	0
Total, Fair Value	24,273
Total, Gross Unrealized Losses	$ (341)